Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: September 11, 2024

Payment Date	9/16/2024
Collection Period Start	8/1/2024
Collection Period End	8/31/2024
Interest Period Start	8/15/2024
Interest Period End	9/15/2024

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$482,624,286.56	$32,994,707.10	$449,629,579.46	0.677980	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$690,314,286.56	$32,994,707.10	$657,319,579.46

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$735,341,204.33	$700,112,597.90	0.345597
YSOC Amount	$40,279,223.71	$38,045,324.38
Adjusted Pool Balance	$695,061,980.62	$662,067,273.52
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$482,624,286.56	3.17000%	30/360	$1,274,932.49
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$690,314,286.56			$1,881,023.99

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$735,341,204.33	$700,112,597.90
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$695,061,980.62	$662,067,273.52
Number of Receivables Outstanding	57,485	56,312
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	34.2	33.3

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,273,183.98
Principal Collections	$34,981,936.43
Liquidation Proceeds	$226,931.05
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$37,482,051.46
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$37,482,051.46

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$612,784.34	$612,784.34	$—	$—	$36,869,267.12
Interest - Class A-1 Notes	$—	$—	$—	$—	$36,869,267.12
Interest - Class A-2 Notes	$—	$—	$—	$—	$36,869,267.12
Interest - Class A-3 Notes	$1,274,932.49	$1,274,932.49	$—	$—	$35,594,334.63
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$35,177,314.96
First Allocation of Principal	$—	$—	$—	$—	$35,177,314.96
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$35,120,503.21
Second Allocation of Principal	$—	$—	$—	$—	$35,120,503.21
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$35,058,310.96
Third Allocation of Principal	$9,267,013.04	$9,267,013.04	$—	$—	$25,791,297.92
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,721,230.09
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,741,230.09
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,741,230.09
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,993,536.03
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,993,536.03
Remaining Funds to Certificates	$1,993,536.03	$1,993,536.03	$—	$—	$—
Total	$37,482,051.46	$37,482,051.46	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$40,279,223.71
Increase/(Decrease)	$(2,233,899.33)
Ending YSOC Amount	$38,045,324.38

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$695,061,980.62	$662,067,273.52
Note Balance	$690,314,286.56	$657,319,579.46
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	22	$246,670.00
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	172	$226,931.05
Monthly Net Losses (Liquidation Proceeds)			$19,738.95
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.27%
Second Preceding Collection Period			0.17%
Preceding Collection Period			0.11%
Current Collection Period			0.03%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$4,243,675.90
Cumulative Net Loss Ratio			0.21%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.36%	165	$2,487,203.14
60-89 Days Delinquent	0.16%	65	$1,123,096.30
90-119 Days Delinquent	0.03%	14	$239,246.80
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.55%	244	$3,849,546.24

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$121,663.97
Total Repossessed Inventory		10	$192,511.77

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		79	$1,362,343.10
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.17%
Preceding Collection Period			0.15%
Current Collection Period			0.19%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.02	0.15%	55	0.10%